SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 7 - SHAREHOLDERS' EQUITY:

a. Share capital:

1)	Orckit's ordinary shares are traded in the United States on the OTCQB Market, under the symbol "ORCT" and on the Tel Aviv Stock Exchange in Israel.
On January 3, 2012 the Company received notification from the Nasdaq Listing Qualifications Staff indicating that the Company's securities were subject to delisting based upon the Company's non-compliance with the $10 million stockholders' equity requirement for continued listing on the Nasdaq Global Market. In March 2012, the Nasdaq Listing Qualifications Panel granted the Company's request for continued listing and for a transfer of its listing from the Nasdaq Global Market to the Nasdaq Capital Market. The minimum shareholders' equity requirement of the NASDAQ Capital Market is $2.5 million. The Panel conditioned the continued listing on the NASDAQ Capital Market on the Company satisfying this requirement by June 27, 2012 and demonstrating to the Panel the ability to maintain compliance through 2012. On May 10, 2012, the Company received a notice from the Nasdaq Listing Council that it would review the decision of the Nasdaq Listing Qualifications Panel. On June 20, 2012, the Company was notified by the NASDAQ Stock Market that trading in its securities would be suspended on NASDAQ effective with the open of trading on June 22, 2012. On June 22, 2012, the Company's ordinary shares started trading on the OTCQB which is an interdealer quotation system for broker-dealers to trade unlisted securities. On December 7, 2012 the NASDAQ filed a notification of the removal of the Company from being listed.

2)	Treasury shares

The Company holds 2,644,839 ordinary shares of Orckit acquired at a cost of $5,644,000. For as long as such ordinary shares are owned by the Company, they have no rights and, accordingly, are neither eligible to participate in or receive any future dividends which may be paid to shareholders of Orckit nor are they entitled to participate in, be voted at, or be counted as part of the quorum for, any meeting of shareholders of Orckit.

3)	Exercise of options

Under the Employee Share Option Plan (see Note 7b. below), options to purchase 263,891, 37,737 and 42,307 ordinary shares were exercised in the years ended December 31, 2010, 2011 and 2012, respectively.

4)	As to the issuance of share capital and warrants, see 7e below.

b. Employee Share Option Plan

The Company recorded compensation costs related to option grants of $1,572,000, $1,086,000 and $590,000 for the years ended December 31, 2010, 2011 and 2012, respectively.
In February 1994, Orckit's Board of Directors approved an Employee Share Option Plan (the "Plan"). The total aggregate number of shares authorized for which options could be granted under the Plan (as amended in 2003), was 17,651,088 at December 31, 2012, of which options to purchase 7,103,721 shares have been exercised, options to purchase 9,131,872 shares have been granted and are outstanding and options to purchase 1,415,495 shares are available for future grant. Option awards are granted with an exercise price as determined by the Company. Option awards generally vest between 3 months to seven years and generally have a contractual term from seven to eleven years. The Company's policy is to issue new shares to satisfy exercises of share options.

As a result of an amendment to Section 102 of the Tax Ordinance as part of the 2003 Israeli tax reform, and pursuant to an election made by the Company thereunder, gains derived by employees (which term includes directors) in Israel arising from the shares acquired pursuant to the exercise of options granted to them through a trustee under Section 102 of the Tax Ordinance after January 1, 2003, will generally be subject to a flat capital gains tax rate of 25%, if held by the trustee for the minimum period required by law. In accordance with the track chosen by the Company, the Company is not allowed to claim, as an expense for tax purposes, the amounts credited to employees as a benefit, including amounts recorded as salary benefits in the Company's accounts in respect of options granted to employees under the plan, with the exception of the work-income benefit component, if any, determined on the grant date.

The Company grants two types of awards, (a) non-performance options, which are options with a vesting period, but no additional performance criteria, and (b) performance goals options, which are contingent upon meeting specified performance goals. Certain performance goals options are, in addition to their performance goals, subject to a vesting period which commences upon meeting the performance goals.

Non-performance options:

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of the Company's share price and other factors. The Company uses historical data to estimate option exercise and employee termination models. The expected term of options granted represents the period of time that options granted are expected to be outstanding based on the historical behavior of employees.

The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The following assumptions were made in the computation of the fair value of each option award using the Black-Scholes option-pricing model.
	Year ended December 31
	2010	2011	2012
Expected dividend yield	0%	0%	0%
Expected volatility	71%	66%	60%
Risk-free interest rate	1.3%	0.4%	0.4%
Expected term - in years	3.2	2.9	3.0

A summary of option activity for non-performance options (options with a vesting period, but no additional performance criteria) under the Plan as of December 31, 2012, and changes during the year then ended, is presented below:
Options	Number of options	Weighted average exercise price (per option)	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	4,208,169	$8.04
Granted	5,708,900	$0.17
Exercised	(42,307)	$0.01
Forfeited	(714,775)	$3.69
Expired	(840,000)	$27.14
Outstanding at December 31, 2012	8,319,987	$1.13	6.1	$50
Exercisable at December 31, 2012	2,180,320	$3.35	3.25	$9

The weighted-average grant-date fair value of this type of option granted during the years 2010, 2011 and 2012 was $0.85, and $0.34 and $0.04, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012, was $829,000, $59,000 and $11,000, respectively.
As of December 31, 2012, there was approximately $680,000 of total unrecognized compensation cost related to these nonvested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of 2.1 years.

Performance based options:

These awards include options that are contingent upon meeting specified performance goals. The fair value of these options was estimated on the date of grant using the same option valuation model used for non-performance options. When the Company assumes that performance goals will not be achieved, no compensation cost has been recorded with respect thereto. Upon reaching the point in time when the Company believes that the performance goals will be achieved, the Company will record a catch-up of share-based compensation expenses for all vesting periods completed through that date.

The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of the Company's share price (eliminating nonrecurring one-time events) and other factors. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding based on historical behavior of employees.

The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

In 2010, 2011 and 2012, there were no grants of performance based options.
A summary of performance based option activity under the Plan as of December 31, 2012, and changes during the year then ended, is presented below:
Options	Number of options	Weighted average exercise price (per option)	Weighted average remaining contractual term	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2012	891,788	$6.12
Forfeited	(79,903)	$2.88
Outstanding at December 31, 2012	811,885	$6.44	4.04	$0
Exercisable at December 31, 2012	61,885	$9.50	1.56	$0

As of December 31, 2012, there was no unrecognized compensation cost related to these non-vested share-based compensation arrangements granted under the Plan because the preformance goals were not probable. Therefore, these options are included with a fair value of $0 and no compensation cost is recorded with respect thereto.

c. Dividends

In the event cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency.

d. Shareholder Bonus Rights Plan

On November 21, 2001, Orckit's Board of Directors adopted a Shareholder Bonus Rights Plan (the "Rights Plan") pursuant to which share purchase bonus rights (the "Rights") were distributed on December 6, 2001, at the rate of one Right for each of Orckit's ordinary shares held by shareholders of record as of the close of business on that date. In 2011, the Rights Plan was extended until December 31, 2014.

The Rights Plan is intended to help ensure that all of the Company's shareholders are able to realize the long-term value of their investment in the Company in the event of a potential takeover which does not reflect the full value of the Company and is otherwise not in the best interests of the Company and its shareholders. The Rights Plan is also intended to deter unfair or coercive takeover tactics.

The Rights will be exercisable and transferable apart from Orckit's ordinary shares only if a person or group becomes an "Acquiring Person" by acquiring beneficial ownership of 15% or more of Orckit's ordinary shares, subject to certain exceptions set forth in the Rights Plan, or commences a tender or exchange offer upon consummation of which such person or group would become an Acquiring Person. Subject to certain conditions described in the Rights Plan, once the Rights become exercisable, the holders of Rights, other than the Acquiring Person, will be entitled to purchase ordinary shares at a discount.

e. Issuance of share capital and warrants

1)
On April 1, 2010, the Company closed a "registered direct" public offering with investors for the sale of 2,810,000 ordinary shares and warrants to purchase 702,500 ordinary shares (the "Primary Warrants"), as well as contingent warrants. The Primary Warrants are exercisable until April 1, 2015, have an exercise price of $5.66 per share and will not be listed on any securities exchange.

If the closing price of Orckit's ordinary shares for any 20 trading day period within a 30 trading day period following April 1, 2011, the one year anniversary of the closing, is equal to or greater than $11.32 per share, then Orckit may, in its sole discretion, subject to certain terms stipulated in the warrant agreement, elect to require the exercise of all of the then unexercised primary warrants. Through December 31, 2012, the closing price of Orckit's ordinary shares did not satisfy this condition. In the event that the Company requires the exercise of the primary warrants, subject to certain conditions, the contingent warrants to purchase an equal number of ordinary shares would become exercisable until April 1, 2015 at a price of $11.32 per share. The contingent warrants will not be listed on any securities exchange.

The ordinary shares, warrants and contingent warrants were sold in units consisting of one ordinary share, 0.25 primary warrants to purchase one ordinary share, and 0.25 contingent warrants (which become effective only upon a forced exercise of the primary warrants, as described above) to purchase one ordinary share, at a price of $3.78 per unit.

The gross proceeds of the offering were approximately $10.6 million and the net proceeds, after deducting the placement agent's fee and offering expenses, were approximately $9.7 million.

The Company's two founders, one of them is the CEO and the other one is Chairman of the board, were among the investors in the offering and purchased a total of 175,000 units. No placement fee was paid in the connection with the sale to the founders. Through December 31, 2012, none of the Primary Warrants were exercised.

2)
On December 3, 2010, the Company closed a public offering of units, each consisting of one ordinary share and a warrant to purchase 0.60 of an ordinary share, at a total price of $2.75 per unit. The warrants are exercisable until December 3, 2015, have an exercise price of $3.50 per share and will not be listed on any securities exchange. Including the sale of units to the Company's founders referred to below, the units sold included the sale of 3,045,452 ordinary shares and warrants to purchase 1,827,271 ordinary shares.

2,136,362 units in the offering were purchased by underwriters pursuant to an underwriting agreement. An additional 669,090 units in the offering were purchased by a fund affiliated with a person who was a director of Orckit at the time of the purchase, pursuant to subscription agreements that contained terms and conditions substantially the same as those provided in the underwriting agreement.

In addition, the Company's two founders, one of them is the CEO and the other one is Chairman of the board, purchased a total of 240,000 units, after receipt of shareholder approval at a shareholders' meeting held in March 2011. No underwriting discounts were paid with respect to the sales to the two founders or to the affiliated fund.

The gross proceeds of the offering were $8.4 million, including the proceeds from the sale to the two founders, and net proceeds, after deducting the underwriting discount and offering expenses, were approximately $7.3 million.
3)
On August 3, 2010, the Company entered into a Standby Equity Purchase Agreement ("SEPA"). The SEPA provides that, upon the terms and subject to the conditions set forth therein, YA Global is committed to purchase up to $5 million of the Company's ordinary shares in multiple tranches over a commitment period of up to three years. The Company will issue the ordinary shares under the SEPA pursuant to its effective Registration Statement.

From time to time, and at its sole discretion, the Company may present YA Global with an advance notice requiring YA Global to purchase ordinary shares. For each ordinary share purchased under the SEPA, YA Global will pay 95.5% of the lowest daily volume weighted average price, or VWAP, of the ordinary shares on NASDAQ during the five NASDAQ trading days following the Company's advance notice. The amount of each advance requested may be up to $500,000, unless otherwise mutually agreed to by the Company and YA Global. The amount issued pursuant to any advance also may not cause the aggregate number of ordinary shares beneficially owned by YA Global and its affiliates at any point in time to exceed 4.99% of the Company's then outstanding ordinary shares.

Advances are also subject to the availability of a sufficient aggregate offering price of ordinary shares registered under the shelf registration statement. As of December 31, 2012, no shares had been issued pursuant to the SEPA.

Due to the decrease in the Company's share price and the delisting of the Company's shares from the Nasdaq Capital Market there is currently a remote possibility that the SEPA or a portion of it will be executed.

The SEPA provides for a commitment fee equal to 2% of YA Global's commitment which is $100,000 that was paid in 2010 by the issuance of 36,414 of the Company's ordinary shares to YA Global.

4)	Regarding 2,379,653 and 5,858,079 shares that were issued from the conversion of Series A Notes and Series B Notes respectively, see note 4a and 4b above.